Investment in securities - Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	$ 382,502	$ 437,813
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(1,817)	(3,013)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	521,390	1,350,267
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(5,726)	(43,995)
Available-for-sale securities with unrealized losses, Total fair value	903,892	1,788,080
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(7,543)	(47,008)
Held-to-maturity securities with unrealized losses, Less than 12 months, Fair Value	47,038	647,484
Held-to-maturity securities with unrealized losses, Less than 12 months, Gross unrealized losses	(214)	(11,468)
Held-to-maturity securities with unrealized losses, 12 months or more, Fair value	46,411	724,974
Held-to-maturity securities with unrealized losses, 12 months or more, Gross unrealized losses	(276)	(23,450)
Held-to-maturity securities with unrealized losses, Total fair value	93,449	1,372,458
Held-to-maturity securities with unrealized losses, Total gross unrealized losses	(490)	(34,918)
US government and federal agencies
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	376,262	372,283
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(1,786)	(1,586)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	435,999	1,027,638
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(4,556)	(36,070)
Available-for-sale securities with unrealized losses, Total fair value	812,261	1,399,921
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(6,342)	(37,656)
Non-US governments debt securities
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	202	0
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(1)	0
Available-for-sale securities with unrealized losses,12 months or more, Fair value	22,246	22,360
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(523)	(398)
Available-for-sale securities with unrealized losses, Total fair value	22,448	22,360
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(524)	(398)
Corporate debt securities
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value		14,914
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses		(114)
Available-for-sale securities with unrealized losses,12 months or more, Fair value		63,799
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses		(1,350)
Available-for-sale securities with unrealized losses, Total fair value		78,713
Available-for-sale securities with unrealized losses, Total gross unrealized losses		(1,464)
Asset-backed securities - Student loans
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	0	0
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	0
Available-for-sale securities with unrealized losses,12 months or more, Fair value	12,891	12,626
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(399)	(664)
Available-for-sale securities with unrealized losses, Total fair value	12,891	12,626
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(399)	(664)
Commercial mortgage-backed securities
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value		812
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses		0
Available-for-sale securities with unrealized losses,12 months or more, Fair value		117,379
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses		(2,603)
Available-for-sale securities with unrealized losses, Total fair value		118,191
Available-for-sale securities with unrealized losses, Total gross unrealized losses		(2,603)
Residential mortgage-backed securities
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	6,038	49,804
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(30)	(1,313)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	50,254	106,465
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(248)	(2,910)
Available-for-sale securities with unrealized losses, Total fair value	56,292	156,269
Available-for-sale securities with unrealized losses, Total gross unrealized losses	$ (278)	$ (4,223)